SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) (Parenthetical) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Consulting fees	$ 2,525		$ 1,470	$ 1,966
Former CEO [member]
IfrsStatementLineItems [Line Items]
Consulting fees	27
CFO [member]
IfrsStatementLineItems [Line Items]
Consulting fees		$ 4
CEO [member]
IfrsStatementLineItems [Line Items]
Consulting fees	50
Directors [member]
IfrsStatementLineItems [Line Items]
Consulting fees	$ 1